Net Loss Per Share - Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	7,299	7,802	7,299	7,802
Unvested Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive ordinary share equivalents excluded from calculation of diluted weighted-average shares outstanding	34	30	34	30